Statutory Requirements and Dividends Restrictions - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Statutory Accounting Practices [Line Items]
Capital contributions reserves	$ 879.9
Aspen UK
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	727.0
AUL
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	17.0
Syndicate to maintain funds at Lloyd	1,194.7
Total funds held by AUL	1,125.9
Bermuda
Statutory Accounting Practices [Line Items]
Dividend payment made without regulatory approval	$ 312.9
Statutory capital and surplus, percent	25.00%
Statutory capital and surplus, percent reduction requiring approval	25.00%
Percent warning level of amount of enhanced capital required from statutory capital and surplus	120.00%
Bermuda | AUL
Statutory Accounting Practices [Line Items]
Total funds held by AUL	$ 450.4